Share-Based Compensation - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 3 months 18 days
Risk-free interest rate	1.70%	2.40%
Expected volatility	41.10%	43.60%
Expected dividend yield	0.00%	0.00%
Estimated grant date fair value per ordinary share	$ 17.31	$ 10.43